BASIC AND DILUTED INCOME PER SHARE - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income for the period attributable to shareholders	$ 18,260	$ 2,390	$ 12,453
Weighted-average number of ordinary shares, basic (in shares)	37,083,262	35,828,204	30,886,559
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.49	$ 0.07	$ 0.40
Weighted-average number of ordinary shares, diluted (in shares)	38,542,166	38,212,108	33,746,536
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.47	$ 0.06	$ 0.37